Condensed Interim Consolidated Statements of Financial Position (Unaudited) - EUR (€)	Jun. 30, 2023	Dec. 31, 2022
Current
Cash	€ 498,099	€ 502,585
Accounts receivable, net and other receivables	1,730,467	3,137,609
Inventory, net	8,742,895	10,106,216
Amount due from related parties	79,835	140,264
Prepaid expense	914,978	735,606
Deferred offering costs	409,710
Total Current Assets	12,375,984	14,622,280
Non- Current Assets
Property and equipment, net	159,764	150,483
Intangible assets, net	561,698	369,006
Right-of-use assets	66,149	94,106
Total Assets	13,163,595	15,235,875
Current Liabilities
Accounts payable and accrued liabilities	2,231,281	2,652,869
Amount due to related parties	3,801,385	237,285
Lease liabilities - current portion	53,382	55,961
Bank loans - current portion	3,636,961	8,010,239
Total Current Liabilities	9,723,009	10,956,354
Non-Current Liabilities
Lease liabilities	13,998	39,098
Bank loans	207,770	324,292
Total Liabilities	9,944,777	11,319,744
Shareholders’ Equity
Share Capital	2,504,285	2,504,285
Reserve	1,411,846	383,268
Retained Earnings (Accumulated Deficit)	(697,313)	1,028,578
Total Shareholders’ Equity	3,218,818	3,916,131
Total Liabilities and Shareholders’ Equity	€ 13,163,595	€ 15,235,875